CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares issued	130,452,032	96,667,689
Common stock, shares outstanding	130,452,032	96,667,689